General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2018
General & Administrative Expenses (Tables) [Abstract]
General and Administrative Expenses
General and Administrative Expenses:

(Dollars in thousands)	2018	2017	2016
Total Compensation to Employees and Directors	$11,289	$11,655	$15,998
Office and Administrative Expenses	2,449	2,147	2,213
Audit, Legal and Consultancy	1,314	3,377	1,180
Total General and Administrative Expenses	$15,052	$17,180	$19,391

Stock Compensation Series
Stock Compensation Series

	Number of shares/options	Vesting Period	Fair value at grant date
(1) Granted October 2005, stock options	965	10 years	$144.00
(2) Granted March 2012, restricted shares	14,515	3 years	13.80
(3) Granted June 2013, restricted shares	155,000	4 years	4.15
(4) Granted June 2013, stock options	155,000	5 years	1.31
(5) Granted June 2013, stock options	155,000	5 years	0.97
(6) Granted February 2014, restricted shares	29,333	3 years	6.92
(7) Granted February 2014, restricted shares	29,333	3 years	6.33
(8) Granted February 2014, restricted shares	29,333	3 years	5.63
(9) Granted February 2014, restricted shares	88,000	3 years	7.61
(10) Granted June 2014, restricted shares	95,666	3 years	6.41
(11) Granted June 2014, restricted shares	95,666	3 years	5.74
(12) Granted June 2014, restricted shares	95,666	3 years	5.13
(13) Granted June 2014, restricted shares	287,000	3 years	7.15
(14) Granted January 2015, restricted shares	850,000	3 years	8.81
(15) Granted January 2016, restricted shares	824,000	2 years	6.65
(16) Granted January 2017, restricted shares	900,000	2 years	4.61
(17) Granted January 2018, restricted shares	355,000	1 year	3.92
(18) Granted January 2018, restricted shares	212,000	3 years	$2.30

Outstanding restricted common stock and share options
The following reconciles the number of outstanding restricted common stock and share options:

	Restricted common stock	Share options	Weighted average exercise price **
Outstanding at December 31, 2015	1,385,832	310,000	9.64
Granted	824,000
Exercised*	833,012
Forfeited		-
Outstanding at December 31, 2016	1,376,820	310,000	$9.64

Outstanding at December 31, 2016	1,376,820	310,000	9.64
Granted	900,000
Exercised*	1,132,988
Forfeited	57,501
Outstanding at December 31, 2017	1,086,331	310,000	$9.64

Outstanding at December 31, 2017	1,086,331	310,000	9.64
Granted	567,000
Exercised*	1,085,331
Forfeited	22,500	310,000	9.64
Outstanding at December 31, 2018	545,500	-	$-

Stock Compensation Expense	Stock Compensation Expense
(Dollars in thousands)	2018	2017	2016
Expense recognized from stock compensation	2,458	4,806	6,936

Remuneration of Executives and Directors
Remuneration of Executives and Directors as a group:

(Dollars in thousands)	2018	2017	2016
Cash compensation	$3,989	$4,171	$4,162
Pension cost	202	155	158
Share compensation *	2,250	4,107	6,227
Total remuneration	$6,441	$8,433	$10,547

Shares held by Executives and Directors	Shares held by Executives and Directors:
	2018	2017	2016
Executives and Directors as a group*	3,155,503	2,729,680	2,416,385